Inventories	12 Months Ended
Dec. 31, 2022
Inventories.
Inventories

9.  Inventories

An analysis of inventories as of December 31, 2022 and 2021 is as follows:

	2022		2021
Spare parts and accessories of flight equipment	US$	15,758	US$	14,397
	US$	15,758	US$	14,397

The inventory items are consumed during or used mainly in delivery of in-flight services and for maintenance services by the Company and are valued at the lower of cost or replacement value. The Company recognizes the necessary estimates for decreases in the value of its inventories due to impairment, obsolescence, slow movement and causes that indicate that the use or realization of the aircraft spare parts and flight equipment accessories that are part of the inventory will be less than recorded value. For the years ended December 31, 2022, 2021, and 2020, the Company did not record any impairment loss in the value of its inventories. During the years ended as of December 31, 2022, 2021 and 2020, the amount of consumption of inventories, recorded as an operating expense as part of maintenance expense was US$17,825, US$15,406 and US$10,922, respectively.